                                                                                        --------------------------

      OMB APPROVAL

      --------------------------

                                                          OMB Number: 3235-0582

Expires: January 31, 2015

Estimated average burden

hours per response…7.2

      ---------------------------

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE   68130

(Address of principal executive offices)(Zip code)

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130

(402) 493-3313

 Brian Nielsen, Secretary

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:   April 30th and November 30th

Date of reporting period:  July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2012 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ADVISORONE FUNDS

By (Signature and Title)*    /s/ Brian Nielsen

Brian Nielsen, Secretary

Date:  August 6, 2012

* Print the name and title of each signing officer under his or her signature.

Registrant: AdvisorOne Funds									Item 1, Exhibit A
Investment Company Act file number:
Reporting Period: July 1, 2011 - June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
Fund Name	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
Amerigo	N/A - Amerigo Fund has not voted any proxies for the reporting period ended June 30, 2012.									Amerigo

Clermont	Berkshire Hathway, Inc.	BRK/B	084670702	ANNUAL; 5/5/2012	1. To vote for election of nominees to serve as directors.	MGMT	For	Y	For	Clermont
Clermont	Berkshire Hathway, Inc.	BRK/B	084670702	ANNUAL; 5/5/2012	2. Shareholder proposal regarding succession planning.	SHAREHOLD	Against	Y	Against	Clermont

Descartes	Rydex Russell Top 50 ETF	XLG	78355W205	SPECIAL; 11/22/2011	1. To approve a new investment advisory agreement between the trust and Securities Investors, LLC.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	Rydex Russell Top 50 ETF	XLG	78355W205	SPECIAL; 11/22/2011	2. To vote for election of nominees to serve as directors.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	Rydex Russell Top 50 ETF	XLG	78355W205	SPECIAL; 11/22/2011	3. To approve a "Manager of Managers" arrangement.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	Rydex S&P 500 Pure Value ETF	RPV	78355W304	SPECIAL; 11/22/2011	1. To approve a new investment advisory agreement between the trust and Securities Investors, LLC.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	Rydex S&P 500 Pure Value ETF	RPV	78355W304	SPECIAL; 11/22/2011	2. To vote for election of nominees to serve as directors.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	Rydex S&P 500 Pure Value ETF	RPV	78355W304	SPECIAL; 11/22/2011	3. To approve a "Manager of Managers" arrangement.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	Rydex S&P 500 Equal Weight Tech ETF	RYT	78355W817	SPECIAL; 11/22/2011	1. To approve a new investment advisory agreement between the trust and Securities Investors, LLC.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	Rydex S&P 500 Equal Weight Tech ETF	RYT	78355W817	SPECIAL; 11/22/2011	2. To vote for election of nominees to serve as directors.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	Rydex S&P 500 Equal Weight Tech ETF	RYT	78355W817	SPECIAL; 11/22/2011	3. To approve a "Manager of Managers" arrangement.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	WisdomTree Dreyfus Emerging Currency	CEW	97717W133	SPECIAL; 6/29/2012	1. To Approve a new invstment advisory agreement between WisdomTree Trust and WisdomTree Asset Management Inc. with respect to the fund.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	WisdomTree Dreyfus Emerging Currency	CEW	97717W133	SPECIAL; 6/29/2012	2C. To approved a new investment sub-advisory agreement between WisdomTreee Asset Management Inc and the Dreyfus Corporation with respect to the fund.	MGMT	Same proportion as other holders	Y	For	Descartes
Descartes	WisdomTree Dreyfus Emerging Currency	CEW	97717W133	SPECIAL; 6/29/2012	3. To approve an arrangement that allows the WisdomTree Trust's board of trustees to make future changes to the fund's subadvisory arrangements without a shareholder vote.	MGMT	Same proportion as other holders	Y	For	Descartes

Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	1. Election of directors.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	2. Proposal to ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2012.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	3. Advisory approval of executive compensation.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	4. Company environmental policy (Louisiana Wetlands)	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	5. Accident risk mitigation.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	6. Report on grassroots lobbying expenditures.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	7. Greenhouse gass reduction targets.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	8. Gender expression non-discrimination.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	9. In its discretion, upon such other matters that may properly come before the meeting or any adjournment or adjourments thereof.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	A. Election of directors.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	B1. Ratification of selection of independent registered public accounting firm.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	B2. Advisory resolution to approve executive compensation.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	B3. Approval of an amendment to the GE 2007 Long-Term Incentive Plan to increase the number of authorized shares.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	B4. Approval of the material terms of senior officer performance goals.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	C1. Cumulative voting.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	C2. Nuclear Activities	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	C3. Independent board chairman.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	General Electric Company	GE	369604103	ANNUAL; 4/25/2012	C4. Shareowner action by written consent.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	1. Election of directors.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	2. Ratification of Independent Auditors.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	3. Advisory vote to approve executive compensation.	MGMT	For	Y	For	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	4. Independent chairman.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	5. Majority vote for directors.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	6. Report on political contributions.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	7. Amendment of EEO policy.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	8. Report on natural gas production.	SHAREHOLD	Against	Y	Against	Enhanced Income
Enhanced Income	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	9. Greenhouse gas emissions goals.	SHAREHOLD	Against	Y	Against	Enhanced Income

Flexible Income	WisdomTree Emerging Markets Local Debt	ELD	97717X867	SPECIAL; 6/29/2012	1. To Approve a new invstment advisory agreement between WisdomTree Trust and WisdomTree Asset Management Inc. with respect to the fund.	MGMT	Same proportion as other holders	Y	For	Flexible Income

Liahona	Rydex Russell Top 50 ETF	XLG	78355W205	SPECIAL; 11/22/2011	1. To approve a new investment advisory agreement between the trust and Securities Investors, LLC.	MGMT	Same proportion as other holders	Y	For	Liahona
Liahona	Rydex Russell Top 50 ETF	XLG	78355W205	SPECIAL; 11/22/2011	2. To vote for election of nominees to serve as directors.	MGMT	Same proportion as other holders	Y	For	Liahona
Liahona	Rydex Russell Top 50 ETF	XLG	78355W205	SPECIAL; 11/22/2011	3. To approve a "Manager of Managers" arrangement.	MGMT	Same proportion as other holders	Y	For	Liahona
Liahona	Rydex S&P 500 Pure Value ETF	RPV	78355W304	SPECIAL; 11/22/2011	1. To approve a new investment advisory agreement between the trust and Securities Investors, LLC.	MGMT	Same proportion as other holders	Y	For	Liahona
Liahona	Rydex S&P 500 Pure Value ETF	RPV	78355W304	SPECIAL; 11/22/2011	2. To vote for election of nominees to serve as directors.	MGMT	Same proportion as other holders	Y	For	Liahona
Liahona	Rydex S&P 500 Pure Value ETF	RPV	78355W304	SPECIAL; 11/22/2011	3. To approve a "Manager of Managers" arrangement.	MGMT	Same proportion as other holders	Y	For	Liahona
Liahona	WisdomTree Dreyfus Emerging Currency	CEW	97717W133	SPECIAL; 6/29/2012	1. To Approve a new invstment advisory agreement between WisdomTree Trust and WisdomTree Asset Management Inc. with respect to the fund.	MGMT	Same proportion as other holders	Y	For	Liahona
Liahona	WisdomTree Dreyfus Emerging Currency	CEW	97717W133	SPECIAL; 6/29/2012	2C. To approved a new investment sub-advisory agreement between WisdomTreee Asset Management Inc and the Dreyfus Corporation with respect to the fund.	MGMT	Same proportion as other holders	Y	For	Liahona
Liahona	WisdomTree Dreyfus Emerging Currency	CEW	97717W133	SPECIAL; 6/29/2012	3. To approve an arrangement that allows the WisdomTree Trust's board of trustees to make future changes to the fund's subadvisory arrangements without a shareholder vote.	MGMT	Same proportion as other holders	Y	For	Liahona

Reservoir	N/A - Reservoir Fund has not voted any proxies for the reporting period ended June 30, 2012.									Reservoir

Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	1. Election of directors.	MGMT	For	Y	For	Select Allocation
Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	2. Proposal to ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2012.	MGMT	For	Y	For	Select Allocation
Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	3. Advisory approval of executive compensation.	MGMT	For	Y	For	Select Allocation
Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	4. Company environmental policy (Louisiana Wetlands)	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	5. Accident risk mitigation.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	6. Report on grassroots lobbying expenditures.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	7. Greenhouse gass reduction targets.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	8. Gender expression non-discrimination.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	9. In its discretion, upon such other matters that may properly come before the meeting or any adjournment or adjourments thereof.	MGMT	For	Y	For	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	1. Election of directors.	MGMT	For	Y	For	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	2. Ratification of Independent Auditors.	MGMT	For	Y	For	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	3. Advisory vote to approve executive compensation.	MGMT	For	Y	For	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	4. Independent chairman.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	5. Majority vote for directors.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	6. Report on political contributions.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	7. Amendment of EEO policy.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	8. Report on natural gas production.	SHAREHOLD	Against	Y	Against	Select Allocation
Select Allocation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	9. Greenhouse gas emissions goals.	SHAREHOLD	Against	Y	Against	Select Allocation

Select Appreciation	ACCO Brands Corporation	ABD	00081T108	SPECIAL; 4/23/2012	1.To approve the issuance of shares of common stock in connection with the agreement and plan of merger.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ACCO Brands Corporation	ABD	00081T108	SPECIAL; 4/23/2012	2. To approve amendments to the 2011 Amended and Restated Incentive Plan.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ACCO Brands Corporation	ABD	00081T108	SPECIAL; 4/23/2012	3. To adjourn the special meeting to solicit additional proxies if there are not sufficient votes approving the share issuance.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	United Rentals, Inc.	URI	911363109	SPECIAL; 4/27/2012	1. To adopt the agreement and plan of merger by and between RSC Holdings, Inc. and United Rentals, Inc.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	United Rentals, Inc.	URI	911363109	SPECIAL; 4/27/2012	2. To approve the issuance of shares of common stock of URI to stockholders of RSC in connection with the merger.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	United Rentals, Inc.	URI	911363109	SPECIAL; 4/27/2012	3. To approve the adjournment of the special meeting, if necessary or appropriate to permit further solicitation of proxies in favor of proposal no. 1 and/or proposal no. 2.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Pioneer Natural Resources Company	PXD	723787107	ANNUAL; 5/17/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Pioneer Natural Resources Company	PXD	723787107	ANNUAL; 5/17/2012	2. Approval of the amendment to the amended and restated certificate of incorporation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Pioneer Natural Resources Company	PXD	723787107	ANNUAL; 5/17/2012	3. Approval of the amendment to the employee stock purchase plan.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Pioneer Natural Resources Company	PXD	723787107	ANNUAL; 5/17/2012	4. Ratification of selection of independent registered public accounting firms.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Pioneer Natural Resources Company	PXD	723787107	ANNUAL; 5/17/2012	5. Advisory vote to approve executive officer compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Pioneer Natural Resources Company	PXD	723787107	ANNUAL; 5/17/2012	6. Stockholder proposal relating to independent chairman.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	2. Proposal to ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	3. Advisory approval of executive compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	4. Company environmental policy (Louisiana Wetlands)	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	5. Accident risk mitigation.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	6. Report on grassroots lobbying expenditures.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	7. Greenhouse gass reduction targets.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	8. Gender expression non-discrimination.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	ConocoPhillips	COP	20825C104	ANNUAL; 5/9/2012	9. In its discretion, upon such other matters that may properly come before the meeting or any adjournment or adjourments thereof.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	3D Systems Corporation	DDD	88554D205	ANNUAL; 5/15/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	3D Systems Corporation	DDD	88554D205	ANNUAL; 5/15/2012	2. Ratification of the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Targa Resources Corp.	TRGP	87612G101	ANNUAL; 5/25/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Targa Resources Corp.	TRGP	87612G101	ANNUAL; 5/25/2012	2. To ratify the selection of Pricewaterhousecoopers LLP as the company's independent registered public accountants for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ACCO Brands Corporation	ABD	00081T108	ANNUAL; 5/15/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ACCO Brands Corporation	ABD	00081T108	ANNUAL; 5/15/2012	2. The ratification of the selection of KPMG LLP as independent auditors for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ACCO Brands Corporation	ABD	00081T108	ANNUAL; 5/15/2012	3. The approval, by non-binding advisory vote, of the compensation of the named executive officers.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	ACCO Brands Corporation	ABD	00081T108	ANNUAL; 5/15/2012	4. In their discretion, upon such other business as may properly come before the meeting or any adjournment thereof.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Chart Industries, Inc.	GTLS	16115Q308	ANNUAL; 5/24/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Chart Industries, Inc.	GTLS	16115Q308	ANNUAL; 5/24/2012	2. Ratification of the selection of Ernst & Young LLP as the company's independent registered public accounting firm.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Chart Industries, Inc.	GTLS	16115Q308	ANNUAL; 5/24/2012	3. Approval, on an advisory basis, of the company's executive compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Chart Industries, Inc.	GTLS	16115Q308	ANNUAL; 5/24/2012	4. Approval and adoption of the Chart Industries, Inc. amended and restated 2009 omnibus equity plan.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Great Lakes Dredge and Dock Corporation	GLDD	390607109	ANNUAL; 5/9/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Great Lakes Dredge and Dock Corporation	GLDD	390607109	ANNUAL; 5/9/2012	2. To ratify Deloitte & Touche LLP as our independent registered public accounting firm for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Great Lakes Dredge and Dock Corporation	GLDD	390607109	ANNUAL; 5/9/2012	3. To approve, on an non-binding advisory basis, the company's executive compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Great Lakes Dredge and Dock Corporation	GLDD	390607109	ANNUAL; 5/9/2012	4. To approve the performance criteria for awards under the 2008 long term incentivve plan as amended and restated.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Alexion Pharmaceuticals, Inc.	ALXN	015351109	ANNUAL; 5/7/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Alexion Pharmaceuticals, Inc.	ALXN	015351109	ANNUAL; 5/7/2012	2. Ratification of appointment of Pricewaterhousecoopers, LLP as Alexion's independent registered public accounting firm.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Alexion Pharmaceuticals, Inc.	ALXN	015351109	ANNUAL; 5/7/2012	3. Approval of a non-binding advisory vote of the compensation paid to named executive officers.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Tenneco Inc.	TEN	880349105	ANNUAL; 5/16/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Tenneco Inc.	TEN	880349105	ANNUAL; 5/16/2012	2. Approval of PricewaterhouseCoopers LLP as independent public accountants for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Tenneco Inc.	TEN	880349105	ANNUAL; 5/16/2012	3. Approve execuitive compensation in an advisory vote.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Carter's Inc.	CRI	146229109	ANNUAL; 5/17/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Carter's Inc.	CRI	146229109	ANNUAL; 5/17/2012	2. Advisory approval of executive compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Carter's Inc.	CRI	146229109	ANNUAL; 5/17/2012	3. Ratification of the appointment of Pricewaterhousecoopers LLP as the independent registered accounting firm for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Genworth Financial, Inc.	GNW	37247D106	ANNUAL; 5/17/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Genworth Financial, Inc.	GNW	37247D106	ANNUAL; 5/17/2012	2. Advisory vote to approve named executive officer compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Genworth Financial, Inc.	GNW	37247D106	ANNUAL; 5/17/2012	3. Approval of the Genworth Financial, Inc. omnibus incentive plan.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Genworth Financial, Inc.	GNW	37247D106	ANNUAL; 5/17/2012	4. Ratification of the selection of KPMG LLP as the independent registered public accounting firm for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Privatebancorp, Inc.	PVTB	742962103	ANNUAL; 5/24/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Privatebancorp, Inc.	PVTB	742962103	ANNUAL; 5/24/2012	2. Proposal to ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Privatebancorp, Inc.	PVTB	742962103	ANNUAL; 5/24/2012	3. Advisory vote to approve 2011 executive compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Sirius XM Radio Inc.	SIRI	82967N108	ANNUAL; 5/22/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Sirius XM Radio Inc.	SIRI	82967N108	ANNUAL; 5/22/2012	2. Ratification of the appointment of KPMG LLP as our independent registered public accountants for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Conn's Inc.	CONN	208242107	ANNUAL; 5/30/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Conn's Inc.	CONN	208242107	ANNUAL; 5/30/2012

2.  To approve the amendment to the certificate of incorporation to increase the number of capital stock shares for the company to issue to be 51 million shares.  50 million common stock (par value $0.01 per share) and 1 million preferred stock.

						MGMT	For	Y	For	Select Appreciation
Select Appreciation	Conn's Inc.	CONN	208242107	ANNUAL; 5/30/2012	3. To approve an incentive compensation award agreement with the CEO.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Conn's Inc.	CONN	208242107	ANNUAL; 5/30/2012	4. To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm the fiscal year ending for January 31, 2013.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Conn's Inc.	CONN	208242107	ANNUAL; 5/30/2012	5. To approve on an advisory basis named executive officers compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Conn's Inc.	CONN	208242107	ANNUAL; 5/30/2012	6. In the named proxy's discretion, to act upon such other business as my properly come before the meeting.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	2. Ratification of Independent Auditors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	3. Advisory vote to approve executive compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	4. Independent chairman.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	5. Majority vote for directors.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	6. Report on political contributions.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	7. Amendment of EEO policy.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	8. Report on natural gas production.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	Exxon Mobil Corporation	XOM	30231G102	ANNUAL; 5/30/2012	9. Greenhouse gas emissions goals.	SHAREHOLD	Against	Y	Against	Select Appreciation
Select Appreciation	Sourcefire, Inc.	FIRE	83616T108	ANNUAL; 5/31/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Sourcefire, Inc.	FIRE	83616T108	ANNUAL; 5/31/2012	2. Advisory approval of executive compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Sourcefire, Inc.	FIRE	83616T108	ANNUAL; 5/31/2012	3. Ratification of the selection of Ernst & Young LLP as independent auditors for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Ulta Salon, Cosmetics & Fragrance, Inc.	ULTA	90384S303	ANNUAL; 5/31/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Ulta Salon, Cosmetics & Fragrance, Inc.	ULTA	90384S303	ANNUAL; 5/31/2012	2. Ratification of the appointment of Ernst & Young as the Company's independent registered public accounting firm, for the fiscal year 2012 ending Feb 2, 2013.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Ulta Salon, Cosmetics & Fragrance, Inc.	ULTA	90384S303	ANNUAL; 5/31/2012	3. Advisory vote to approved the Company's executive compensation.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Constant Contact, Inc.	CTCT	210313102	ANNUAL; 6/5/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Constant Contact, Inc.	CTCT	210313102	ANNUAL; 6/5/2012	2. To ratify the selection of Pricewaterhousecoopers LLP as our independent registered public accounting firm for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Constant Contact, Inc.	CTCT	210313102	ANNUAL; 6/5/2012	3. To approve the compensation of our named executive officers.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Callidus Software Inc.	CALD	13123E500	ANNUAL; 6/6/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Callidus Software Inc.	CALD	13123E500	ANNUAL; 6/6/2012	2. To ratify the appointment of KPMG LLP as our independent auditors for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	Callidus Software Inc.	CALD	13123E500	ANNUAL; 6/6/2012	3. To approve the resolution approving the compensation of the named executive officers.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	TW Telecom Inc.	TWTC	87311L104	ANNUAL; 6/7/2012	1. Election of directors.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	TW Telecom Inc.	TWTC	87311L104	ANNUAL; 6/7/2012	2. Ratification of appointment of Ernst & Young LLP to serve as independent registered public accounting firm for 2012.	MGMT	For	Y	For	Select Appreciation
Select Appreciation	TW Telecom Inc.	TWTC	87311L104	ANNUAL; 6/7/2012	3. Establish a policy requiring that board chairman be an independent director who has not previously served as one of our executive directors.	SHAREHOLD	Against	Y	Against	Select Appreciation

Shelter	N/A - Shelter Fund has not voted any proxies for the reporting period ended June 30, 2012.									Shelter

Milestone	N/A - The Milestone Treasury Obligations Fund has not voted any proxies for the reporting period ended June 30, 2012.									Shelter

Registrant: AdvisorOne Funds - Horizon Active Asset Allocation Fund										Item 1, Exhibit A
Investment Company Act file number: 811-8037
Reporting Period July 1, 2011 - June 30, 2012		July 1, 2011- June 30, 2012

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
1
2	THE FUND DID NOT VOTE ANY PROXIES DUIRING THIS TIMEFRAME

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - Voted FOR or AGAINST Management
J.	Fund Name